Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUES	$ 52,400,844	$ 60,213,088
COST OF GOODS SOLD	40,022,243	46,139,858
GROSS PROFIT	12,378,601	14,073,230
Selling expenses	1,187,263	1,215,976
General and administrative expenses	2,231,953	1,647,599
Research and development expenses	2,355,307	2,512,403
Total operating expenses	5,774,523	5,375,978
INCOME FROM OPERATIONS	6,604,078	8,697,252
Interest income	151,532	304,910
Interest expense	(1,289,133)	(1,554,864)
Loss on disposal of property and equipment	(252,556)	(7,424)
Other income	720,612	576,633
INCOME BEFORE INCOME TAX	5,934,533	8,016,507
INCOME TAX	847,367	1,392,956
NET INCOME	5,087,166	6,623,551
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	622,610	666,886
NET INCOME ATTRIBUTABLE TO GREENLAND TECHNOLOGIES HOLDING CORPORATION AND SUBSIDIARIES	4,464,556	5,956,665
OTHER COMPREHENSIVE LOSS:	(689,290)	1,897,403
Unrealized foreign currency translation loss attribute to Greenland technologies holding corporation and subsidiaries	(534,862)	1,399,351
Unrealized foreign currency translation loss attribute to Noncontrolling interest	154,428	498,052
Comprehensive income	3,929,694	4,557,314
Noncontrolling interest	468,182	168,834
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING:
Basic and diluted	$ 7,932,567	$ 7,500,000
NET INCOME PER ORDINARY SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY:
Basic and diluted	$ 0.56	$ 0.79